INVESTMENTS IN AFFILIATES - Tax equity transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INVESTMENTS IN AFFILIATES
Gain on disposal of investment in affiliates	$ 10,392	$ 13,936